Unsecured convertible debentures due to shareholders (Tables)	12 Months Ended
Dec. 31, 2021
Unsecured Convertible Debentures [Abstract]
Schedule of movement in unsecured convertible debentures due to shareholders
The movement in the unsecured convertible debentures due to shareholders is as follows:

2020
$
Balance – Beginning of year	109,022
Interest capitalized on unsecured debentures	15,503
Conversion to Class A common shares, Series C	(30,180)
Cash repayment	(93,384)
Other	(961)
Balance – End of year	—